Subsequent events (Details) - USD ($) $ in Thousands				3 Months Ended
	Jun. 15, 2018	Jun. 01, 2018	Jan. 31, 2017	Jun. 30, 2018	Apr. 30, 2018	Apr. 09, 2018	Mar. 31, 2018
Subsequent event
Subsequent events
Stock repurchase program, authorized amount						$ 60,000
Stock repurchased during period (in shares)				382,585
Stock repurchased during period				$ 13,752
IntroPro
Subsequent events
Business combination, contingent consideration, liability							$ 1,212
Total purchase consideration			$ 33,871
IntroPro | Subsequent event
Subsequent events
Business combination, contingent consideration, liability					$ 3,664
Smashing Ideas LLC | Subsequent event
Subsequent events
Business acquisition, percentage of interest acquired	100.00%
Total purchase consideration	$ 11,493
TD Bank N. A. | Subsequent event
Subsequent events
Maximum borrowings capacity		$ 20,000
LIBOR | TD Bank N. A. | Subsequent event
Subsequent events
Margin on variable rate basis (as a percent)		2.00%